TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES
Aging analysis of external accounts receivable and amounts recognized as expected credit loss reserve (1)

In millions	December 31, 2024	December 31, 2023
Not due	$516.9	$489.0
1-30 days overdue	69.7	56.4
31-60 days overdue	13.9	19.8
61-90 days overdue	5.0	9.7
91-120 days overdue	1.0	3.9
more than 120 days overdue	16.7	19.2
Gross Accounts Receivable	$623.2	$598.0
Expected credit loss reserve	16.1	16.2
Net Accounts Receivable	$607.1	$581.8
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(1)Excludes accounts receivable from related parties of nil and $18.0 million as of December 31, 2024 and 2023, respectively.
Accounts receivable more than 120 days overdue is mainly related to the Company’s export business and specific payment plans have been agreed with the related distributors.
Bad debt write-offs were $4.9 million, $3.6 million, and $4.2 million for the years ended December 31, 2024, 2023, and 2022, respectively. The total impact on the consolidated statement of income loss and other comprehensive income and loss from bad debt write-offs and the change in the receivable reserve were $1.9 million, $2.4 million, and $3.6 million for the years ended December 31, 2024, 2023, and 2022, respectively.